Net Debt - Schedule of Current Assets, Short and Long Term Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Liquid investments	£ 78	£ 89
Cash and cash equivalents	3,833	4,897	£ 5,830
Current assets	15,907	16,711
Short-term borrowings:
Commercial paper	(529)	(1,094)
Bank loans and overdrafts	(236)	(332)
Short-term borrowings	(2,825)	(4,129)
Long-term borrowings:
Long-term borrowings	(14,264)	(14,661)
Net debt	(13,178)	(13,804)	£ (10,727)	£ (14,377)
Short-term borrowings [member]
Short-term borrowings:
Obligations under finance leases	(23)	(23)
Long Term Borrowings [Member]
Long-term borrowings:
Obligations under finance leases	(43)	(41)
Other LongTerm Borrowings [Member]
Long-term borrowings:
Long-term borrowings	(49)
New York Stock Exchange [Member] | 1.50% US Medium Term Note 2017 [Member]
Short-term borrowings:
Short-term borrowings		(1,612)
New York Stock Exchange [Member] | 5.65% US Medium Term Note 2018 [Member]
Short-term borrowings:
Short-term borrowings	(2,037)
Long-term borrowings:
Long-term borrowings		(2,216)
New York Stock Exchange [Member] | 2.85% US Medium Term Note 2022 [Member]
Long-term borrowings:
Long-term borrowings	(1,474)	(1,603)
New York Stock Exchange [Member] | 2.8% US Medium Term Note 2023 [Member]
Long-term borrowings:
Long-term borrowings	(919)	(999)
New York Stock Exchange [Member] | 6.375% US Medium Term Note 2038 [Member]
Long-term borrowings:
Long-term borrowings	(2,021)	(2,199)
New York Stock Exchange [Member] | 4.2% US Medium Term Note 2043 [Member]
Long-term borrowings:
Long-term borrowings	(363)	(395)
London Stock Exchange [Member] | 5.625% European Medium Term Note 2017 [Member]
Short-term borrowings:
Short-term borrowings		(1,068)
London Stock Exchange [Member] | 0.625% European Medium Term Notes 2019 [Member]
Long-term borrowings:
Long-term borrowings	(1,324)	(1,276)
London Stock Exchange [Member] | Zero Percent European Medium Term Notes Two Thousand twenty [Member]
Long-term borrowings:
Long-term borrowings	(1,060)
London Stock Exchange [Member] | 1.375% European Medium Term Notes 2024 [Member]
Long-term borrowings:
Long-term borrowings	(876)	(845)
London Stock Exchange [Member] | 4.00% European Medium Term Note 2025 [Member]
Long-term borrowings:
Long-term borrowings	(659)	(635)
London Stock Exchange [Member] | One Percent European Medium Term Notes Two Thousand twenty six [Member]
Long-term borrowings:
Long-term borrowings	(617)
London Stock Exchange [Member] | 3.375% European Medium Term Note 2027 [Member]
Long-term borrowings:
Long-term borrowings	(593)	(593)
London Stock Exchange [Member] | One point three seven five Percent European Medium Term Notes Two Thousand twenty nine [Member]
Long-term borrowings:
Long-term borrowings	(439)
London Stock Exchange [Member] | 5.25% European Medium Term Note 2033 [Member]
Long-term borrowings:
Long-term borrowings	(986)	(986)
London Stock Exchange [Member] | 5.375% US Medium Term Note 2034 [Member]
Long-term borrowings:
Long-term borrowings	(368)	(401)
London Stock Exchange [Member] | 6.375% European Medium Term Note 2039 [Member]
Long-term borrowings:
Long-term borrowings	(695)	(695)
London Stock Exchange [Member] | 5.25% European Term Note 2042 [Member]
Long-term borrowings:
Long-term borrowings	(989)	(988)
London Stock Exchange [Member] | 4.25% European Medium Term Note 2045 [Member]
Long-term borrowings:
Long-term borrowings	(789)	(789)
Net debt [member]
Current assets:
Liquid investments	78	89
Cash and cash equivalents	3,833	4,897
Current assets	£ 3,911	£ 4,986